Schedule III (Real Estate and Accumulated Depreciation and Amortization) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Building and Building Improvements [Member]
Real Estate And Accumulated Depreciation [Line Items]
Estimated useful life	39 years